Western & Southern Financial Group®	400 Broadway Cincinnati, OH 45202 Tel: 513-357-4076 Simon.Berry@wslife.com

May 23, 2025

 VIA EDGAR

 Securities and Exchange Commission

 100 F Street, N.E.

 Washington, D.C. 20549

Re:	Touchstone Funds Group Trust

File Nos. 033-70958 and 811-08104

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of Touchstone Funds Group Trust (the “Trust”), as certification that the Prospectus and Statement of Additional Information, each dated May 19, 2025, do not differ from those contained in Post-Effective Amendment No. 139 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on May 19, 2025 (SEC Accession No. 0001193125-25-122464) and became effective on May 19, 2025.

Please contact the undersigned at (513) 357-4076 if you have any questions.

Sincerely,

/s/ Simon Berry
Simon Berry Western & Southern Financial Group Senior Counsel